INVESTMENT IN ASSOCIATE (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Investment In Associate
Balance	$ 1,735	$ 1,225
Additional investment		1,000
Share of (loss) income	(102)	391
Balance	$ 1,633	$ 2,616